Cost of Income (Details) - Schedule of Cost of Income - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Cost of Income [Abstract]
Commission to traders	[1]	$ 3,014,047	$ 75,785
Transaction fee		50,663
Technical support fees	[2]	606,688
Total		$ 3,671,398	$ 75,785

[1]	The commission to traders was paid to the traders for offering operations and marketing services in generating income from trading of digital assets.
[2]	The technical support fees were paid to the consultants for the digital assets trading consultation services provided.